March 1, 2010

VIA EDGAR

Ms. Rebecca Marquigny
Senior Counsel
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-4644

RE:	Principal Life Insurance Company Separate Account B
Principal Investment Plus Variable Annuity Contract
File Numbers 333-116220 and 811-02091
16th Post-Effective Amendment to the Registration Statement on Form N-4

Dear Ms. Marquigny:

Enclosed herein is post-effective amendment no. 16 to registration statement on Form N-
4 for Principal Investment Plus Variable Annuity Contract. This 16th amendment is being filed pursuant to paragraph (a) of Rule 485.

We understand that the registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that staff comments or our changes to the disclosure in response to the staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact me if you have any questions concerning this filing.

Sincerely,

/s/ Jeffrey M. Pierick

Jeffrey M. Pierick
Counsel
711 High Street
Des Moines, Iowa 503092-0300
(515) 362-2384 (office)
(866) 496-6527 (facsimile)
pierick.jeff@principal.com

JMP/kcr
Enclosure